Statements of Operations (Angels of Mercy, Inc., USD $)	12 Months Ended
Dec. 31, 2012
Angels of Mercy, Inc.
Revenues	$ 2,948,677
Cost of revenues	2,501,430
Gross profit	447,247
Operating expenses:
General and administrative	484,779
Depreciation and amortization	1,868
Total operating expenses	486,647
Loss from operations	(39,400)
Other income (expense):
Interest income	114
Interest and finance charges	(1,437)
Total other income (expense)	(1,323)
Net loss before income taxes	(40,723)
Income taxes
Net loss attributable to common shareholders	$ (40,723)
Loss per common share, basic and diluted:	$ (40.72)
Weighted average number of shares outstanding - basic and diluted	1,000